Fair value option - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans receivable, carrying amount	$ 0	$ 419
Loans, fair value		422
Long-term debt, carrying amount	240
Operations
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, fair value	$ 363	$ 359